Fair Value Measurements (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 15,722,012	$ 13,892,530
Cash and cash equivalents | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	35,269	29,226
PepsiCo common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	1,100,000	1,400,000
PepsiCo common stock | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	1,140,476	1,356,452
Money market fund | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	13,047	14,427
Fixed income securities | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	273,188	254,101
Commingled trust funds | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	13,329,006	11,422,930
Self-directed brokerage | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 931,026	$ 815,394